Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Payable after notice	$ 205,542
Payable on a fixed date	325,507
Total	756,661	$ 768,993	$ 750,838
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	170,056
Payable on a fixed date	216,319
Total	538,999	551,464	541,589
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	6,699
Payable on a fixed date	27,721
Total	76,328	68,442	60,747
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	201
Payable on a fixed date	17,752
Total	17,953	19,227	14,977
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,081
Payable on a fixed date	12,455
Total	25,110	24,782	25,294
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,482
Payable on a fixed date	4,185
Total	14,579	17,098	17,694
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	155
Payable on a fixed date	13,261
Total	23,352	23,928	23,592
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,840
Payable on a fixed date	3,367
Total	8,840	9,570	9,308
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,028
Payable on a fixed date	30,447
Total	51,500	54,482	57,637
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	155,807
Payable on a fixed date	72,240
Total	246,661	249,509	246,135
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	48,352
Payable on a fixed date	222,892
Total	469,078	476,334	464,619
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,383
Payable on a fixed date	30,375
Total	40,922	$ 43,150	$ 40,084
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	182,265
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	127,832
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	41,871
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	4,866
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,326
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	39
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,331
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,652
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	165,188
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	8,425
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	43,347
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	24,792
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	37
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,574
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	46
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	6,610
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	594
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	5,694
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,962
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	32,646
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 739